Inventories and Work in Progress	12 Months Ended
Dec. 31, 2017
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Inventories and Work in Progress

Note 7: Inventories and Work in Progress

	December 31,
	2015	2016	2017
	(thousands of Euros)
Inventories of raw materials	69	69	—
Depreciation of inventories	(69)	(69)	—

Total net value of the inventories	—	—	—

The inventories and work in progress involved the Diallertest Milk product. The Company discontinued its commercial partnership with respect to the product during the second half of 2015. The inventories were discarded during 2017.